Right-Of-Use Assets, Net and Lease Liabilities (schedule of right-of-use assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	$ 86,024	$ 17,123
Depreciation charge for the year	(5,571)	(3,090)
Adjustments	17,430	71,991
Balance at end of year	97,883	86,024
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	77,011	6,853
Depreciation charge for the year	(3,375)	(2,141)
Adjustments	7,719	72,299
Balance at end of year	81,355	77,011
Pressure regulation and management system facility [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	6,514	6,506
Depreciation charge for the year	(480)	(449)
Adjustments	205	457
Balance at end of year	6,239	6,514
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	2,499	3,305
Depreciation charge for the year	(1,716)	(500)
Adjustments	9,499	306
Balance at end of year	10,282	2,499
Others [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	0	459
Depreciation charge for the year	0	0
Adjustments	7	459
Balance at end of year	$ 7	$ 0